Employment cost (Details 7)		1 Months Ended
		Mar. 31, 2017 USD ($) Number	Mar. 31, 2016 USD ($) Number	Mar. 31, 2015 USD ($) Number
Co-Investment Plan [Member]
Disclosure of employment cost [Line Items]
Volatility	[1]	37.00%
Executive Director [Member]
Disclosure of employment cost [Line Items]
Volatility	[1]	37.00%
Euromoney Global Gold Index volatility		37.00%
Correlation used between the Euromoney Global Gold Index and the company TSR		85.00%
Weighted average share price on grant and valuation date	[2]	$ 87,410
Executive Director [Member] | Co-Investment Plan [Member]
Disclosure of employment cost [Line Items]
Quantity of shares committed | Number		61,697	55,830	69,726
Fair value	[3]	$ 2.8	$ 2,300,000	$ 2,600,000
Performance period	[3]	3	3	3
Risk free interest rate		1.66%	1.01%	0.89%
Volatility	[1]		35.00%	35.00%
Euromoney Global Gold Index volatility			35.00%	35.00%
Correlation used between the Euromoney Global Gold Index and the company TSR			85.00%	85.00%
Weighted average share price on grant and valuation date	[2]		$ 88,500	$ 74,000

[1]	Volatility is based on the three year historical volatility of the company’s shares over the relevant vesting periods.
[2]	Weighted average share price for the valuation is calculated taking into account the market price on all grant dates.
[3]	Volatility is based on the three year historical volatility of the company’s shares on each grant date.